Long-Term Loan (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Long-term Loan (Textual)
Maturity date	May 21, 2024
Amount of loan credit line	$ 48,371
Annual interest rate	9.70%
Installment payment, description	The installment payment plan is 60 months to pay off the balance on the 21st of each month.
NTD [Member]
Long-term Loan (Textual)
Amount of loan credit line	$ 1,500,000